Total revenue and Income (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement [LineItems]
Foreign currency gain on the currency conversion	R$ 131,212
Cash and Cash Equivalents
Statement [LineItems]
Financial income on investments	R$ 138,027	R$ 6,722